REINSURANCE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
GMIB Reinsurance Asset at Fair Value		$ 7
Increase (decrease) in the fair value of the reinsurance contract asset	(7)	(2)	7
Reinsurance Recoverables	1,304	158
Ceded Premiums	48	26	28
Policyholders' benefits ceded	125	84	39
Ceded Credit Risk Concentrated Credit Risk [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	51	53
Variable Universal Term Life Insurance Single Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	4
Variable Universal Term Life Insurance Second To Die Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	6
AXA Equitable [Member] | Variable Universal Term Life Insurance Single Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	20
AXA Equitable [Member] | Variable Universal Term Life Insurance Second To Die Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Retention Policy Amount Retained	25
Protective Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment [Line Items]
Reinsurance Recoverables	1,207
Ceded Premiums	6
Policyholders' benefits ceded	$ 18